Income Taxes (Details) - Schedule of effective income tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective income tax rate [Abstract]
US Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
PRC income tax adjustment			4.00%	4.00%
Valuation allowance	(21.00%)	(21.00%)	(28.03%)	(73.38%)
Effect of expenses not deductible for tax purpose			0.00%	0.00%
Effect of income tax exemptions and reliefs			0.00%	0.00%
Others			(5.40%)	(19.14%)
Total			(8.43%)	(67.53%)